Expense Example - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - Fidelity Advisor Limited Term Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Limited Term Bond Fund - Class A
Expense Example:
1 year	$ 335
3 years	462
5 years	601
10 years	1,004
Fidelity Advisor Limited Term Bond Fund - Class C
Expense Example:
1 year	240
3 years	437
5 years	755
10 years	1,444
Fidelity Advisor Limited Term Bond Fund - Class M
Expense Example:
1 year	335
3 years	462
5 years	601
10 years	1,004
Fidelity Advisor Limited Term Bond Fund - Class I
Expense Example:
1 year	31
3 years	103
5 years	188
10 years	434
Fidelity Advisor Limited Term Bond Fund - Class Z
Expense Example:
1 year	26
3 years	80
5 years	141
10 years	$ 318